Sales of Goods	12 Months Ended
Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Disclosure of revenue [text block]
18.	Sales of goods

This item comprised the following:

	As of December 31, 2019
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	1,065,857	197,268	25,909	-	-	-	1,289,034
Sale of construction supplies	-	-	-	-	67,225	-	67,225
Sale of quicklime	-	-	-	36,109	-	-	36,109
Sale of other	-	-	-	-	-	333	333

	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701

Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701

	As of December 31, 2018
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	975,577	136,705	22,414	-	-	-	1,134,696
Sale of construction supplies	-	-	-	-	68,982	-	68,982
Sale of quicklime	-	-	-	57,564	-	-	57,564
Sale of other	-	-	-	-	-	1,692	1,692

	975,577	136,705	22,414	57,564	68,982	1,692	1,262,934

Moment of the revenue recognition
Goods transferred at a point in time	975,577	136,705	22,414	57,564	68,982	1,692	1,262,934

	As of December 31, 2017
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete and precast	944,091	110,202	17,466	-	-	-	1,071,759
Sale of construction supplies	-	-	-	-	66,442	-	66,442
Sale of quicklime	-	-	-	80,707	-	-	80,707
Sale of other	-	-	-	-	-	1,842	1,842

	944,091	110,202	17,466	80,707	66,442	1,842	1,220,750

Moment of the revenue recognition
Goods transferred at a point in time	944,091	110,202	17,466	80,707	66,442	1,842	1,220,750

For all segments, performance obligations are met at the time of delivery of the goods and the terms of payment are usually between 30 and 90 days from the date of delivery.